245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Newbury Street Trust (the trust): File Nos. 002-78458 and 811-03518 Fidelity Tax-Exempt Money Market Fund Fidelity Treasury Money Market Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust